UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  12/31/03

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one):	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Bruce M. Babcock
Saybrook Capital
2000 Frontis Plaza Blvd.
Winston-Salem, NC  27103

Form 13F file Number 28-6520

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Laureen VanLandingham
Title:  Office Manager
Phone:	336-659-0290

Signature, Place, and Date of Signing:

Laureen S. VanLandingham	Winston-Salem, NC	       January 29, 2004

Report Type (Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in the
report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    None

Form 13F Information Table Entry Total:  42

Form 13F Information Table Value Total:  $134692



List of Other Included Managers:

NONE

FORM 13F INFORMATION TABLE
                                Title             VALUE      SHRS or  SH/ PUT/  Inv Other  Voting Authority
NAME OF ISSUER                  of    CUSIP       (x$1000)   PRN AMT  PRN CALL Disc Mgrs   Sole Shared None
                                Class

AMR Corp                        com   001765106           1        50  SH      Sole           50
ANC Rental Corp                 com   00181310            0        12  SH      Sole           12
Alliance Capital Mgmt. Ltd.     com   018548107         186      5500  SH      Sole         5500
Allstate Corp                   com   020002101         161      3737  SH      Sole         3737
American International Group    com   026874107        6351     95817  SH      Sole        95817
Amerisource Health              com   03071P102        4364     77725  SH      Sole        77725
Bank of America Corp            com   06050510           57       712  SH      Sole          712
Belo Corporation                com   080555105        3490    123150  SH      Sole       123150
Block H&R Inc.                  com   093671105        8194    147995  SH      Sole       147995
Bridgehampton National Bank     com   108035106        4312    123206  SH      Sole       123206
CMS Energy Corp Com             com   125896100          43      5000  SH      Sole         5000
CVS Corporation Delaware        com   126650100        4325    119750  SH      Sole       119750
Cardinal Health Inc             com   14149Y108        6958    113775  SH      Sole       113775
Carmax Group                    com   143130102        5894    190550  SH      Sole       190550
Citigroup Inc                   com   172967101        5582    114991  SH      Sole       114991
Exxon Mobil Corp Com            com   302290101          70      1712  SH      Sole         1712
Gannett Inc.                    com   364730101        7255     81370  SH      Sole        81370
General Electric                com   369604103        4571    147550  SH      Sole       147550
Grainger (WW)Inc.               com   384802104           5       100  SH      Sole          100
Health Care Reit Inc.           com   42217K106          25       700  SH      Sole          700
Home Depot Inc.                 com   437076102        6498    183105  SH      Sole       183105
Illinois Tool Wks Inc.          com   452308109        5775     68818  SH      Sole        68818
Johnson & Johnson               com   478160104        4268     82612  SH      Sole        82612
KeyCorp                         com   493267108          76      2596  SH      Sole         2596
L-3 Communications Hldgs        com   502424104        6936    135045  SH      Sole       135045
Morgan Stanley, Dean Witter     com   617446448         437      7550  SH      Sole         7550
Northern Trust Corp.            com   66585910           51      1104  SH      Sole         1104
Pepsico, Inc.                   com   713448108        4797    102900  SH      Sole       102900
Pfizer Inc.                     com   717081103        7118    201481  SH      Sole       201481
Sabre Hldgs Corp                com   785905100           1        36  SH      Sole           36
Sealed Air Corp.                com   81211K100        5168     95449  SH      Sole        95449
Solectron Corp                  com   834182107          24      4000  SH      Sole         4000
Staples Inc                     com   855030102        7743    283625  SH      Sole       283625
Suffolk Bancorp                 com   86473910            6       166  SH      Sole
Target Corp                     com   87612E106        5606    146000  SH      Sole       146000
Tennant Co.                     com   880345103         134      3100  SH      Sole         3100
Vodafone Airtouch PLC Sponsored com   92857T107        2877    114880  SH      Sole       114880
Wal-Mart Stores                 com   931142103        5889    111000  SH      Sole       111000
Walgreen Co.                    com   931422109        5450    149795  SH      Sole       149795
Citigroup Capital IX            pfd   173066200         855     33700  SH      Sole        33700
Merrill Lynch PFD Capital Trust pfd   59021K205         453     16600  SH      Sole        16600
Morgan Stanley Cap Tr PFD       pfd   61747N109        2686    100000  SH      Sole       100000

TOTAL                                                134692


